PROPERTY, PLANT AND EQUIPMENT - Cost, accumulated amortisation and carrying value (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	R 51,444.6	R 27,240.7
Derecognition of property, plant and equipment	(14,416.4)
Assets derecognised on loss of control of subsidiary	(1,322.3)
Balance at end of the year	54,558.2	51,444.6	R 27,240.7
Non-cash additions, capitalised amortisation and depreciation	26.8	41.8
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	101,720.7	67,689.8	57,431.7
Additions	7,107.5	6,140.6	4,151.1
Change in estimates of rehabilitation assets	618.8	(187.8)	472.5
Disposals	(171.2)	(142.3)	(67.8)
Assets acquired on acquisition of subsidiaries	1,443.2	29,948.6	5,702.3
Foreign currency translation	5,014.3	(1,728.2)
Balance at end of the year	99,994.6	101,720.7	67,689.8
Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	(50,276.1)	(40,449.1)	(35,299.3)
Amortisation and depreciation	6,640.6	5,741.6	4,041.9
Impairment	2,603.3	4,303.4	1,171.7
Disposals	77.2	111.7	63.8
Derecognition of property, plant and equipment	(14,416.4)
Assets derecognised on loss of control of subsidiary	(10.9)
Foreign currency translation	(420.9)	(106.3)
Balance at end of the year	(45,436.4)	(50,276.1)	(40,449.1)
Mine development, infrastructure and other
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	32,220.3	21,562.5
Derecognition of property, plant and equipment	(14,287.7)
Transfers between classes of property, plant and equipment	192.8
Assets derecognised on loss of control of subsidiary	(12.5)
Balance at end of the year	34,213.2	32,220.3	21,562.5
Mine development, infrastructure and other | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	76,529.2	59,904.4	51,919.9
Additions	7,034.6	5,979.1	4,065.7
Disposals	(168.1)	(134.1)	(65.9)
Assets acquired on acquisition of subsidiaries	1,325.0	11,513.6	3,984.7
Foreign currency translation	2,197.9	(733.8)
Balance at end of the year	72,811.2	76,529.2	59,904.4
Mine development, infrastructure and other | Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	(44,308.9)	(38,341.9)	(33,978.1)
Amortisation and depreciation	5,900.8	5,067.6	3,656.7
Impairment	2,461.5	1,504.6	770.3
Disposals	75.9	534.2	63.2
Derecognition of property, plant and equipment	(14,287.7)
Assets derecognised on loss of control of subsidiary	10.9
Foreign currency translation	(279.5)	(71.0)
Balance at end of the year	(38,598.0)	(44,308.9)	(38,341.9)
Land, mineral rights and rehabilitation
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	17,336.9	3,607.2
Derecognition of property, plant and equipment	(128.7)
Transfers between classes of property, plant and equipment	134.5
Balance at end of the year	19,818.9	17,336.9	3,607.2
Land, mineral rights and rehabilitation | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	21,807.9	5,714.4	3,591.5
Additions	(0.5)	95.3	3.7
Change in estimates of rehabilitation assets	618.8	(187.8)	472.5
Disposals	(3.1)	(7.9)	(1.9)
Assets acquired on acquisition of subsidiaries	50.0	17,115.2	1,648.6
Foreign currency translation	2,616.4	(921.3)
Balance at end of the year	25,095.3	21,807.9	5,714.4
Land, mineral rights and rehabilitation | Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	(4,471.0)	(2,107.2)	(1,321.2)
Amortisation and depreciation	739.8	674.0	385.2
Impairment	70.8	1,300.3	401.4
Disposals	1.3	(422.5)	0.6
Derecognition of property, plant and equipment	(128.7)
Foreign currency translation	(124.8)	(33.0)
Balance at end of the year	(5,276.4)	(4,471.0)	(2,107.2)
Exploration and evaluation assets
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	1,887.4	2,071.0
Transfers between classes of property, plant and equipment	(327.3)
Assets derecognised on loss of control of subsidiary	(1,309.8)
Balance at end of the year	504.3	1,887.4	2,071.0
Exploration and evaluation assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	3,383.6	2,071.0	1,920.3
Additions	73.4	66.2	81.7
Disposals		(0.3)
Assets acquired on acquisition of subsidiaries	68.2	1,319.8	69.0
Foreign currency translation	200.0	(73.1)
Balance at end of the year	2,088.1	3,383.6	R 2,071.0
Exploration and evaluation assets | Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	(1,496.2)
Impairment	71.0	1,498.5
Foreign currency translation	(16.6)	(2.3)
Balance at end of the year	R (1,583.8)	R (1,496.2)